UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

PERMAL ALTERNATIVE CORE FUND

FORM N-Q

MARCH 31, 2016

PERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited)	March 31, 2016

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 51.7%
AQR Funds - AQR Managed Futures Strategy HV Fund, Class I Shares	862,341	$9,192,560	(a)
BlackRock Corporate High Yield Fund Inc.	346,800	3,457,596
BP Capital TwinLine Energy Fund, Class I Shares	187,940	2,873,602	*
Burnham Financial Long/Short Fund	442,342	6,896,118
Burnham Financial Services Fund, Class A Shares	153,789	4,705,945
First Trust Energy Income and Growth Fund	97,188	2,247,959
First Trust Energy Infrastructure Fund	223,870	3,452,075
First Trust High Income Long/Short Fund	233,200	3,409,384
iShares Trust - iShares U.S. Preferred Stock ETF	118,400	4,621,153
John Hancock Funds II - John Hancock Absolute Return Currency Fund, Class R6 Shares	2,011,860	18,388,403	*
Legg Mason Partners Institutional Trust - Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares	11,792,240	11,792,240	(b)
Market Vectors ETF Trust - Junior Gold Miners ETF	80,800	2,250,280
Matthews China Dividend Fund, Institutional Class Shares	287,989	3,867,696
Matthews India Fund, Institutional Class Shares	276,577	7,038,889
Matthews Japan Fund, Institutional Class Shares	723,541	13,783,458	*
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	37,600	4,669,544
Prudential Global Short Duration High Yield Fund Inc.	237,300	3,531,024
Prudential Short Duration High Yield Fund Inc.	227,400	3,501,960
SPDR Gold Trust - SPDR Gold Shares	59,763	7,028,129	*
Wells Fargo Income Opportunities Fund	456,400	3,454,948

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $121,638,465)		120,162,963

COMMON STOCKS - 18.9%
FINANCIALS - 18.9%
Insurance - 2.6%
Third Point Reinsurance Ltd.	541,400	6,155,718	*

Real Estate Investment Trusts (REITs) - 16.3%
AG Mortgage Investment Trust Inc.	178,500	2,332,995
American Homes 4 Rent, Class A Shares	257,104	4,087,954
Apollo Commercial Real Estate Finance Inc.	142,300	2,319,490
Blackstone Mortgage Trust Inc., Class A Shares	86,700	2,328,762
Chimera Investment Corp.	172,475	2,343,935
Colony Capital Inc., Class A Shares	139,500	2,339,415
Colony Starwood Homes	162,300	4,016,925
MFA Financial Inc.	342,400	2,345,440
New Residential Investment Corp.	194,100	2,257,383
Pennymac Mortgage Investment Trust	169,100	2,306,524
Redwood Trust Inc.	173,200	2,265,456
Silver Bay Realty Trust Corp.	278,700	4,138,695
Starwood Property Trust Inc.	124,629	2,359,227
Two Harbors Investment Corp.	296,633	2,355,266

Total Real Estate Investment Trusts (REITs)		37,797,467

TOTAL COMMON STOCKS (Cost - $46,312,327)		43,953,185

	EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.1%
SPDR S&P 500 ETF Trust, Put @ $195.00 (Cost - $534,201)	5/20/16	1,500	210,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $168,484,993)			$164,326,148

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 25.1%
Repurchase Agreements - 25.1%
State Street Bank & Trust Co. repurchase agreement dated 3/31/16; Proceeds at maturity - $58,315,016; (Fully collateralized by U.S. Treasury Notes, 1.000% due 5/15/18; Market Value - $59,485,680) (Cost - $58,315,000)	0.010%	4/1/16	$58,315,000	$58,315,000

TOTAL INVESTMENTS - 95.8% (Cost - $226,799,993#)				222,641,148
Other Assets in Excess of Liabilities - 4.2%				9,839,588

TOTAL NET ASSETS - 100.0%				$232,480,736

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Underlying Fund is affiliated with Legg Mason, Inc. and more information about the Underlying Fund is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

SECURITY	SHARES/ UNITS	VALUE
SECURITIES SOLD SHORT‡ - (11.4)%
INVESTMENTS IN UNDERLYING FUNDS - (11.4)%
iShares MSCI South Korea Capped ETF	(168,400)	$(8,894,888)
Powershares QQQ Trust, Series 1	(126,600)	(13,824,720)
United States Oil Fund LP	(400,000)	(3,880,000)*

TOTAL SECURITIES SOLD SHORT (Proceeds - $(25,096,674))		$(26,599,608)

‡	Percentages indicated are based on net assets.

*	Non-income producing security.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Core Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds,” which pursues its investment objective by investing primarily in other investment companies, including mutual funds, closed-end funds and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”).

The Fund may seek to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities or master limited partnerships (“MLPs”), through investments in its wholly-owned subsidiary, Alternative Core Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary may invest without limit in these investments. The Subsidiary has the same investment manager and subadviser as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs and closed-end funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a fund investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Investments in Underlying Funds	$110,970,403	$9,192,560	—	$120,162,963
Common Stocks	43,953,185	—	—	43,953,185
Purchased Options	210,000	—	—	210,000

Total Long-Term Investments	$155,133,588	$9,192,560	—	$164,326,148

Short-Term Investments†	—	58,315,000	—	58,315,000

Total investments	$155,133,588	$67,507,560	—	$222,641,148

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$116,927	—	$116,927

Total	$155,133,588	$67,624,487	—	$222,758,075

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†	$26,599,608	—	—	$26,599,608
Forward Foreign Currency Contracts	—	$826,959	—	826,959

Total	$26,599,608	$826,959	—	$27,426,567

†	See Consolidated Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,718,436
Gross unrealized depreciation	(6,877,281)

Net unrealized depreciation	$(4,158,845)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,000,000	USD	11,410,350	JPMorgan Chase & Co.	6/15/16	$(6,378)
USD	11,241,487	CAD	15,000,000	JPMorgan Chase & Co.	6/15/16	(308,812)
JPY	1,300,000,000	USD	11,457,540	UBS AG	6/15/16	116,927
USD	11,137,190	EUR	10,000,000	UBS AG	6/15/16	(266,782)
USD	10,879,223	SGD	15,000,000	UBS AG	6/15/16	(244,987)

Total						$(710,032)

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Fund. Based on the Fund’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2016.

	Affiliate Value at December 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at March 31, 2016	Realized Gain from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares	$10,944,471	$1,193,260	1,193,260	$345,491	345,491	$4,012	$11,792,240	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016